FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2025
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

8. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated trusts	2,830,180	1,348,814
Financing receivables from micro‑loan platforms	152,677	179,346
Total short‑term financing receivables	2,982,857	1,528,160
Allowance for credit losses	(147,330)	(174,478)
Total short‑term financing receivables, net	2,835,527	1,353,682

These balances represent short-term financing receivables that are personal credit loans to property owners and tenants, and to other individual borrowers, all of which are due within one year as of December 31, 2024 and 2025.

Financing Receivables – Allowance for Credit Losses and Credit Quality

The allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. The management updated the current expected credit loss (“CECL”) model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly. The allowance for credit losses increased to 11.4% of gross financing receivables (net of unearned income) at December 31, 2025 from 4.9% at December 31, 2024, which were mainly attributable to higher delinquencies in 2025.

8. FINANCING RECEIVABLES, NET (Continued)

The movements in the provision for credit losses for the years ended December 31, 2023, 2024 and 2025, respectively, consisted of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(139,427)	(122,482)	(147,330)
Reversals (Provisions)	7,573	(27,017)	(27,148)
Write‑offs	9,372	2,169	—
Ending balance	(122,482)	(147,330)	(174,478)

The Group evaluates expected credit losses of financing receivables on a collective basis based on the type of borrowers and delinquency pattern:

Type of borrowers:

Property transaction related business: This segmentation includes financing receivables generated by property transaction business. The average loss rate in this category are 3.7% and 9.0% as of December 31, 2024 and 2025, respectively.

Non-property transaction related business: This segmentation mainly includes consumer loans. The average loss rate in this category are 91.6% and 98.5% as of December 31, 2024 and 2025, respectively.

Delinquency:

Based on the past due days, the Group separates the contracts into 6 groups including current, 1-29 days past due, 30-59 days past due, 60-89 days past due, 90-179 days past due and over 180 days past due. The delinquency rate was 5.9% and 12.2% as of December 31, 2024 and 2025, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

8. FINANCING RECEIVABLES, NET (Continued)

Financing receivables portfolio based on customer type, origination year and delinquency are as follows:

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2020 and before	—	—	—	—	54,634	54,634	—	54,634
2021	—	—	—	—	45,625	45,625	—	45,625
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	2,624	2,624	—	2,624
2024	20,687	204	1,600	561	7,589	30,641	2,805,961	2,836,602
Subtotal	20,687	204	1,600	561	110,863	133,915	2,805,961	2,939,876
Non-property transaction related business
2020 and before	—	—	—	—	37,439	37,439	—	37,439
2021	—	—	—	—	5,210	5,210	—	5,210
2022	—	—	—	—	332	332	—	332
2023	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	42,981	42,981	—	42,981
December 31, 2024	20,687	204	1,600	561	153,844	176,896	2,805,961	2,982,857
Property transaction related business
2021 and before	—	—	—	—	98,857	98,857	—	98,857
2022	—	—	—	—	391	391	—	391
2023	—	—	—	—	1,572	1,572	—	1,572
2024	—	—	—	—	12,647	12,647	—	12,647
2025	6,140	2,495	2,542	13,785	6,610	31,572	1,341,407	1,372,979
Subtotal	6,140	2,495	2,542	13,785	120,077	145,039	1,341,407	1,486,446
Non-property transaction related business
2021 and before	—	—	—	—	41,382	41,382	—	41,382
2022	—	—	—	—	332	332	—	332
2023	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
2025	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	41,714	41,714	—	41,714
December 31, 2025	6,140	2,495	2,542	13,785	161,791	186,753	1,341,407	1,528,160